NOTE 11 PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Property and equipment, beginning	$ 797,423
Property and equipment, ending	1,590,047	$ 797,423
Amortization	381,492	327,059	$ 123,474
Cost
Statement [Line Items]
Property and equipment, beginning	985,721	146,825
Adoption of IFRS 16		324,972
Acquisition of Sun Valley		556,355
Acquisition of Kai Medical	1,422,818
Acquisition of LP&A	39,271
Additions	3,495	429,367
Impairment		(471,798)
Disposals	(402,533)
Property and equipment, ending	2,048,772	985,721	146,825
Cost | Furniture and equipment
Statement [Line Items]
Property and equipment, beginning	36,780	28,360
Adoption of IFRS 16		0
Acquisition of Sun Valley		32,952
Acquisition of Kai Medical	114,000
Acquisition of LP&A	0
Additions	3,495	3,828
Impairment		(28,360)
Disposals	0
Property and equipment, ending	154,275	36,780	28,360
Cost | Leasehold Improvements
Statement [Line Items]
Property and equipment, beginning	91,858	118,465
Adoption of IFRS 16		0
Acquisition of Sun Valley		91,859
Acquisition of Kai Medical	86,000
Acquisition of LP&A	0
Additions	0	0
Impairment		(118,466)
Disposals	0
Property and equipment, ending	177,858	91,858	118,465
Cost | Right-of-use assets
Statement [Line Items]
Property and equipment, beginning	857,083	0
Adoption of IFRS 16		324,972
Acquisition of Sun Valley		431,544
Acquisition of Kai Medical	294,669
Acquisition of LP&A	39,271
Additions	0	425,539
Impairment		(324,972)
Disposals	(402,533)
Property and equipment, ending	788,490	857,083	0
Cost | Testing equipment
Statement [Line Items]
Property and equipment, beginning	0	0
Adoption of IFRS 16		0
Acquisition of Sun Valley		0
Acquisition of Kai Medical	928,149
Acquisition of LP&A	0
Additions	0	0
Impairment		0
Disposals	0
Property and equipment, ending	928,149	0	0
Accumulated Amortization
Statement [Line Items]
Property and equipment, beginning	(188,298)	(19,765)
Adoption of IFRS 16		(196,479)
Disposals	58,145
Property and equipment, ending	(458,725)	(188,298)	(19,765)
Amortization	328,572	247,600
Write off		(275,546)
Accumulated Amortization | Furniture and equipment
Statement [Line Items]
Property and equipment, beginning	(7,179)	(19,765)
Adoption of IFRS 16		0
Disposals	0
Property and equipment, ending	(42,955)	(7,179)	(19,765)
Amortization	35,776	13,164
Write off		(25,750)
Accumulated Amortization | Leasehold Improvements
Statement [Line Items]
Property and equipment, beginning	(33,924)	0
Adoption of IFRS 16		0
Disposals	0
Property and equipment, ending	(74,805)	(33,924)	0
Amortization	40,881	37,873
Write off		(3,949)
Accumulated Amortization | Right-of-use assets
Statement [Line Items]
Property and equipment, beginning	(147,195)	0
Adoption of IFRS 16		(196,479)
Disposals	58,145
Property and equipment, ending	(311,960)	(147,195)	0
Amortization	222,910	196,563
Write off		(245,847)
Accumulated Amortization | Testing equipment
Statement [Line Items]
Property and equipment, beginning	0	0
Adoption of IFRS 16		0
Disposals	0
Property and equipment, ending	(29,005)	0	$ 0
Amortization	29,005	0
Write off		0
Carrying Amount
Statement [Line Items]
Property and equipment, beginning	797,423
Property and equipment, ending	1,590,047	797,423
Carrying Amount | Furniture and equipment
Statement [Line Items]
Property and equipment, beginning	29,601
Property and equipment, ending	111,320	29,601
Carrying Amount | Leasehold Improvements
Statement [Line Items]
Property and equipment, beginning	57,934
Property and equipment, ending	103,053	57,934
Carrying Amount | Right-of-use assets
Statement [Line Items]
Property and equipment, beginning	709,888
Property and equipment, ending	476,530	709,888
Carrying Amount | Testing equipment
Statement [Line Items]
Property and equipment, beginning	0
Property and equipment, ending	$ 899,144	$ 0